SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of variable interest entities

Percentage
	Date of	Place of	of
Name of the Subsidiaries Owned by VIEs	Incorporation	Incorporation	Ownership
Mingdajiahe (Tianjin) Co., Ltd. Suzhou Branch	October 13, 2017	Suzhou, China	N/A
Mingdajiahe (Tianjin) Co., Ltd. Chengdu Branch	June 24, 2019	Chengdu, China	N/A

			Percentage
	Date of	Place of	of
Name of the Deconsolidated Subsidiaries Owned by VIEs	Incorporation	Incorporation	Ownership
Mingdajiahe (Tianjin) Co., Ltd. Yangzhou Branch	October 18, 2017	Yangzhou, China	N/A
Xishe (Tianjin) Business Management Co., Ltd.	October 20, 2017	Tianjin, China	100%
Xishe (Tianjin) Culture and Media Co., Ltd.	July 25, 2018	Tianjin, China	100%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.	March 9, 2018	Tianjin, China	51%

Schedule of estimated useful life of fixed assets

Office Equipment and Fixtures	3 or 5 years
Computers	3 years
Software	2 or 10 years
Vehicles	4 years

Schedule of basic and diluted loss per share

	2021	2020	2019
Numerator for earnings per share:
Net income (loss) attributable to the Company’s ordinary shareholders	$(2,245,718)	$258,039	$453,106
Denominator for basic and diluted earnings per share:
Basic and weighted average ordinary shares	11,675,216	11,652,882	11,640,661
Per share amount
Per share - basic and diluted	$(0.19)	$0.02	$0.04

Schedule of foreign currency translation

	December 31,	December 31,	December 31,
1 US$ = RMB	2021	2020	2019

At end of the period - RMB	6.3524	6.5378	6.9668
Average rate for the period ended - RMB	6.4491	6.9003	6.9072

1 US$ = GBP
At end of the period - GBP	0.7419	—	—
Average rate for the period ended - GBP	0.7327	—	—